Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Alamos Gold, Inc. [Member]	Argonaut Gold, Inc. [Member]	Orford Mining Corporation [Member]
Payments:
Taxes	$ 8,000	$ 4,800
Royalties	1,370	1,650
Fees	7,260	2,600	$ 370
Bonuses		2,320
Infrastructure	1,330
Total Payments	$ 17,960	$ 11,370	$ 370